Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Balance Sheet

BALANCE SHEETS

	As of September 30,
	2025	2024
ASSETS
Cash	$667,533	$2,361,938
Due from subsidiaries	23,041,857	20,616,717
Prepaid expenses and other current assets, net	4,615,625	530,589
Intangible assets	1,766,575	—
Investment in subsidiaries	32,970,714	18,659,647
Total assets	$63,062,304	$42,168,891
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$308,037	$308,037
Warrants liabilities	$494,048	$—
Total current liabilities	802,086	308,037
Equity:
Class A ordinary shares ($0.00003 par value, 30,000,000,000 shares authorized, 25,844,079 and 1,410,001 shares issued and outstanding as of September 30, 2025 and 2024, respectively)*	775	42
Class B Ordinary Shares ($0.00003 par value, 4,000,000,000 shares authorized, 3,723,975 and 848,203 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	112	26
Additional paid-in capital	63,897,923	27,796,887
Statutory reserves	3,061,428	1,926,547
Accumulated deficit (retained earnings)	(4,700,020)	12,137,352
Total equity	62,260,218	41,860,854
Total liabilities and shareholders’ equity	$63,062,304	$42,168,891
*	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).
*	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 11).

Schedule of Statements of Operations and Comprehensive Income

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$
Revenue	$1,549,954	$200,000	$—
Cost of revenue	(638,922)	(58,096)	—
Gross profit	911,032	141,904	—

Operating expenses:
Selling & Distribution expense	(767,750)	—	—
General and administrative expenses	(5,894,435)	(2,968,246)	(611,474)
Research and development expenses	(2,692,716)	(3,825,000)	—
Total operating expenses	(9,354,901)	(6,793,246)	(611,474)

Loss from operations	(8,443,869)	(6,651,342)	(611,474)

Other (expenses) income:
Interest income	1,183	180,648	—
Issuance costs allocated to warrant liability	(30,319)	(823,846)	—
Change in fair value of warrant liability	(4,203,405)	6,827,034	—
Gain on extinguishment of warrant liability	5,002,010	—	—
Loss on issuance of warrant liability	(22,339,159)	—	—
Other income, net	—	20,589	—
Total other (expense) income, net	(21,569,690)	6,204,425	—

Equity income in subsidiaries	2,267,360	12,584,269	7,163,312
Net income	(19,302,330)	12,137,352	6,551,838
Foreign currency translation adjustment
Comprehensive (loss) income	$(19,302,330)	$12,137,352	$6,551,838

Schedule of Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	For the years ended September 30,
	2025	2024	2023
Net cash used in operating activities	$(2,195,224)	$—	$—
Net cash used in investing activities	(2,000,000)	(12,021,874)	(10,621,341)
Net cash provided by financing activities	2,500,819	14,148,798	10,852,185
Effect of exchange rate changes on cash	—	—	—
Net (decrease) increase in cash	(1,694,405)	2,126,924	230,844
Cash at the beginning of the year	2,361,938	235,014	4,170
Cash at the end of the year	$667,533	2,361,938	$235,014